Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [line items]
Term deposit	$ 232,364	$ 225,888	$ 221,888
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	53,929	42,739	48,411
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	22,582	33,212	23,797
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	42,494	39,654	43,377
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	97,005	91,334	91,687
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	$ 16,354	$ 18,949	$ 14,616